Description of Business and Summary of Significant Accounting Policies - Additional information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) customer	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer	Apr. 28, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2020 USD ($)
Description of Business and Summary of Significant Accounting Policies And Going Concern
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Revenue	$ 460,804	$ 708,288	$ 919,438	$ 3,529,333	$ 5,385,077	$ 3,677,896
Cash and Cash Equivalents	5,035,414	2,827,563	5,035,414	2,827,563	1,254,494	3,475,695			$ 1,469,952
Marketing and Advertising Expense	56,000	$ 65,000	108,000	$ 124,000	217,000	135,000
Unbilled receivables	104,043		104,043		109,475	109,194
Impairment on long-lived assets			0		0	0
Impairment loss on goodwill			0		0	0
Impairment loss on digital assets					$ 28,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]					Other than Temporary Impairment Losses, Investments
Operating lease liabilities	181,034		181,034		$ 280,202		$ 83,000
Operating lease right of use assets	205,976		205,976		315,765		$ 82,000
Accounts Receivable Net, Current
Description of Business and Summary of Significant Accounting Policies And Going Concern
Unbilled receivables					109,000
Bank accounts
Description of Business and Summary of Significant Accounting Policies And Going Concern
Cash and Cash Equivalents	4,240,000		4,240,000		71,000	$ 2,250,000
Cumulative Effect, Period of Adoption, Adjustment
Description of Business and Summary of Significant Accounting Policies And Going Concern
Operating lease liabilities								$ 303,000
Operating lease right of use assets					323			$ 323,000
ASU 2016-02
Description of Business and Summary of Significant Accounting Policies And Going Concern
Operating lease liabilities					$ 302
Revenue from contract with customer | Customer concentration
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of customers | customer					3	3
Revenue from contract with customer | Customer concentration | Customer
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)					93.60%	91.97%
Revenue from contract with customer | Customer concentration | ICE
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)					61.01%	45.69%
Revenue from contract with customer | Customer concentration | S&P 500 Bank
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)					18.36%	29.25%
Revenue from contract with customer | Customer concentration | Mastercard
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)					14.23%	17.03%
Accounts receivable
Description of Business and Summary of Significant Accounting Policies And Going Concern
Unbilled receivables	$ 104,000		$ 104,000		$ 109,000
Accounts receivable | Customer concentration | Customer
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)			6.87%		25.78%
Accounts receivable | Customer concentration | Customer one
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of customers | customer			3		3	3
Concentration risk (as a percent)			92.71%		95.37%	92.00%
Accounts receivable | Customer concentration | Customer two
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of customers | customer					3
Concentration risk (as a percent)			60.29%		36.90%	51.00%
Accounts receivable | Customer concentration | Customer three
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)			25.55%		32.69%	31.00%
Accounts receivable | Customer concentration | Customer four
Description of Business and Summary of Significant Accounting Policies And Going Concern
Concentration risk (as a percent)					26.00%	10.00%